Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (1,201,696)	$ (16,832,947)
Net loss from discontinued operations		(84,673)
NET LOSS FROM CONTINUING OPERATIONS	(1,201,696)	(16,748,274)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Depreciation	10,297	2,327
Amortization of intangible assets	77,904	5,631
Amortization of operating right-of-use asset	84,912	68,079
Amortization of finance right-of-use assets	5,329	3,550
Deferred taxes benefits	(18,001)	(979)
Impairment loss on goodwill		14,755,560
Loss on debt settlement		448,000
Change in operating assets and liabilities
Accounts receivable	(259,406)	54,602
Other receivables	(31,766)	(17,588)
Inventories	19,332
Prepaid expenses and other current assets	(226,851)	38,916
Prepayments		(150,648)
Accounts payable	277,969	28,101
Other payables and accrued liabilities	216,265	442,178
Customer deposits	46,186
Taxes payable	(130,985)	17,814
Operating lease liability	(84,912)	(68,079)
Net cash used in operating activities from continuing operations	(1,215,423)	(1,120,810)
Net cash used in operating activities from discontinued operations		(137,787)
Net cash used in operating activities	(1,215,423)	(1,258,597)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(23,222)	(1,151)
Purchases of intangible assets		(18,615)
Cash acquired through assets acquisition		15,745
Net cash used in investing activities from continuing operations	(23,222)	(4,021)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(23,222)	(4,021)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds received from convertible notes		1,500,000
Repayments of convertible note		(300,000)
Proceeds received from Issuance of ordinary shares through private placements		50,000
Proceeds from short-term loans - private lenders	445,117	267,216
Repayments to short-term loans - private lenders	(577,057)	(123,092)
Proceeds received from short-term loans - related parties	1,193,973	139,190
Borrowings from other payables - related parties		62,848
Advance from other payables - related parties	59,001
Payment of finance lease liabilities	(3,277)	(3,079)
Repayments to discontinued operations entities		(293,308)
Net cash provided by financing activities from continuing operations	1,117,757	1,299,775
Net cash provided by financing activities from discontinued operations		197,739
Net cash provided by financing activities	1,117,757	1,497,514
EFFECT OF EXCHANGE RATE CHANGES	59,866	(41,872)
NET CHANGE IN CASH	(61,022)	193,024
CASH, beginning of the period	237,606	197,554
CASH, end of the period	176,584	390,578
Less: Cash from discontinued operations		(14,372)
Cash from continuing operations, end of the year	176,584	376,206
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	28,943	11,533
Cash paid for interest	5,906	37,024
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right-of-use assets and lease liabilities	47,192	154,005
Derecognition of financing right-of-use assets upon lease termination	80,931
Issuance of ordinary shares upon conversion of convertible notes	22,329	1,500,000
Issuance of ordinary shares upon settlement of debts		1,713,587
Issuance of ordinary shares in assets acquisition		15,000,000
Issuance of convertible notes in settlement of short-term loans related parties, and other payables - related party		$ 935,377